Other Long-term Assets	9 Months Ended
Dec. 31, 2013
Other Long-term Assets
Other Long-term Assets

Note 6 — Other Long-term Assets

As of December 31, 2013 and March 31, 2013, our other long-term assets consisted of surety deposits posted under various leasing agreements, utility contracts and exploration permits, all of which are expected to be held for the next twelve months or more.